Fair Value (Details 7) (MSRs, Initial recognition, Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortized cost | Minimum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	5.40%	7.50%	5.40%	7.50%	7.50%	9.30%
Annual total prepayment speed (as a percent)	8.50%	6.70%	8.50%	6.70%	6.70%	5.60%
Life	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days	2 years 9 months 18 days	5 years 2 months 12 days
Annual per-loan cost of servicing	$ 68	$ 68	$ 68	$ 68	$ 68	$ 61
Amortized cost | Maximum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	12.40%	11.90%	12.50%	11.90%	11.90%	12.60%
Annual total prepayment speed (as a percent)	18.50%	14.70%	18.50%	14.70%	17.80%	7.90%
Life	6 years 10 months 24 days	7 years	6 years 10 months 24 days	7 years	7 years	8 years
Annual per-loan cost of servicing	120	100	120	100	100	98
Amortized cost | Weighted average
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	8.00%	9.80%	8.20%	9.80%	9.80%	9.70%
Annual total prepayment speed (as a percent)	8.80%	8.20%	8.80%	8.10%	8.50%	6.80%
Life	6 years 8 months 12 days	6 years 6 months	6 years 8 months 12 days	6 years 7 months 6 days	6 years 8 months 12 days	7 years 3 months 18 days
Annual per-loan cost of servicing	103	99	102	99	99	96
Fair value | Minimum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	6.40%	7.50%	6.40%	7.50%	7.50%	8.30%
Annual total prepayment speed (as a percent)	8.70%	7.90%	8.70%	7.80%	7.80%	6.30%
Life	3 years	5 years 3 months 18 days	3 years	3 years 7 months 6 days	3 years 7 months 6 days	6 years 6 months
Annual per-loan cost of servicing	68	68	68	68	68	64
Fair value | Maximum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	9.60%	9.90%	9.60%	9.90%	9.90%	14.00%
Annual total prepayment speed (as a percent)	15.30%	15.60%	15.30%	15.60%	20.10%	8.90%
Life	6 years 10 months 24 days	7 years	6 years 10 months 24 days	7 years	7 years	8 years 1 month 6 days
Annual per-loan cost of servicing	68	100	68	100	100	98
Fair value | Weighted average
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	7.20%	7.90%	7.20%	8.50%	8.40%	11.70%
Annual total prepayment speed (as a percent)	9.00%	10.30%	9.00%	9.20%	9.70%	8.20%
Life	6 years 8 months 12 days	6 years 7 months 6 days	6 years 8 months 12 days	6 years 8 months 12 days	6 years 8 months 12 days	7 years
Annual per-loan cost of servicing	$ 68	$ 72	$ 68	$ 80	$ 78	$ 88